Label	Element	Value
(AllianzIM U.S. Equity Buffer100 Protection ETF)
Prospectus [Line Items]	oef_ProspectusLineItems
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

As described in the Fund’s prospectus, the Fund is subject to a “Participation Rate” that represents the rate at which the Fund will seek to track the positive share price returns of the SPDR® S&P 500® ETF Trust over the Outcome Period. The Fund’s current Outcome Period will end on September 30, 2025, following which the Fund will reset and commence a new Outcome Period beginning October 1, 2025, as shown in the table below. At the beginning of the new Outcome Period, the Participation Rate will reset, and the Participation Rate for the Fund for the new Outcome Period will be as shown in the table below.

Fund Name	Ticker	New Outcome Period	New Outcome Period Participation Rate
AllianzIM U.S. Equity Buffer100 Protection ETF	AIOO	October 1, 2025 to December 31, 2025	29.55%

The Fund’s return will be reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

The Fund’s prospectus is amended to reflect that the current Outcome Period is as set forth under New Outcome Period in the table above, and is further amended to revise all references to the Participation Rate for the current Outcome Period to reflect the New Outcome Period Participation Rate, as set forth in the table above.

In addition, the table on page 6 of the Fund’s prospectus is updated as follows to reflect the New Outcome Period Participation Rate:

Underlying ETF Performance	-100%	-50%	-20%	-10%	0%	5%	10%	20%	50%	100%
Fund Performance	0%	0%	0%	0%	0%	1.48%*	2.96%*	5.91%*	14.78%*	29.55%*

In addition, the graph on page 6 of the Fund’s prospectus is deleted and replaced with the following: